Leases (Tables)	12 Months Ended
Oct. 31, 2025
Disclosure of quantitative information about leases for lessee [abstract]
Disclosure of continuity schedule of lease obligation [Table Text Block]
Balance, October 31, 2022	$44,784
Interest expense	3,323
Lease payments	(18,932)
Foreign exchange	(121)
Balance, October 31, 2023	29,054
Interest expense	1,820
Lease payments	(19,201)
Foreign exchange	307
Balance, October 31, 2024	11,980
Lease extension	34,972
Interest expense	1,044
Lease payments	(17,377)
Foreign exchange	(66)
Balance, October 31, 2025	$30,553

Disclosure of maturity analysis of lease obligations [Table Text Block]
USD
Less than one year	$18,935
Between one and five years	$14,201

Disclosure of maturity analysis of lease payments as a lessor [Table Text Block]
USD
Less than one year	$14,489
Between one and five years	$10,867